Options and Warrants (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross	2,200	2,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,480	1,490,000	1,138,000	1,436,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.27
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 34	$ 229
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value		$ 1.45
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		496
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value		207
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value			24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price		$ 1.10
Warrant [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 9.10
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 57
Class of Warrant or Right, Outstanding	176	176,000	176,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price		$ 9.10	$ 9.10
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term		2 years 2 months 12 days	3 years 2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Fair Value Price per Share		$ 0.32